SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, RM in Thousands	Nov. 03, 2022 USD ($) $ / shares shares	Oct. 26, 2022 $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 31, 2022 MYR (RM)	Sep. 30, 2022 USD ($) $ / shares	Aug. 01, 2022 USD ($)	Aug. 01, 2022 MYR (RM)	Sep. 30, 2021 USD ($)
Subsequent Event [Line Items]
Share price | $ / shares					$ 4.00
Prepaid Expense					$ 4,269,611
ARX Media Sdn Bhd [Member]
Subsequent Event [Line Items]
Contract price						$ 2,900,000	RM 13,500
Subsequent Event [Member] | ARX Media Sdn Bhd [Member]
Subsequent Event [Line Items]
Contract price			$ 47,200,000	RM 218,750
Prepaid Expense			23,800,000	RM 105,000
Deposits			$ 23,800,000
Subscription Agreements [Member] | Four Investors [Member] | Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate share purchase | shares	9,000,000	9,000,000
Share price | $ / shares	$ 1.40	$ 1.40
Gross proceeds from private placement	$ 12,600,000
Net proceeds from private placement	$ 11,920,000